Pension and Severance Benefits - Unrecognized Costs (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Unrecognized actuarial losses	$ 26,682	$ 18,438
Unrecognized prior service costs	$ 564	$ 692